Form N-1A Cover	Aug. 27, 2026	Aug. 25, 2026
Prospectus [Line Items]
Document Type		497
Amendment Flag		false
Registrant Name		Tidal Trust II
Entity Central Index Key		0001924868
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 27, 2026
Prospectus Date	Aug. 27, 2026